Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 6,668,375	$ 1,055,939
Accumulated Amortization	688,596	447,343
Net	$ 5,979,779	$ 608,596
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	9 years	7 years
Cost	$ 4,718,000	$ 160,000
Accumulated Amortization	176,232	108,571
Net	$ 4,541,768	$ 51,429
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	3 years	7 years
Cost	$ 1,283,000	$ 430,000
Accumulated Amortization	370,314	304,645
Net	$ 912,686	$ 125,355
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	5 years	5 years
Cost	$ 654,021	$ 341,267
Accumulated Amortization	142,050	34,127
Net	511,971	307,140
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,354	124,672
Accumulated Amortization
Net	$ 13,354	$ 124,672